                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment  [ ] ;  Amendment Number: ___
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:       Fort Washington Investment Advisors, Inc.
            -----------------------------------------
Address:    420 East Fourth Street
            ----------------------
            Cincinnati, OH  45202
            ---------------------

Form 13F File Number:  28-5330
                          ----


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William F. Ledwin
          -----------------
Title:    President
          ---------
Phone:    (513) 361-7610
          --------------
Signature, Place, and Date of Signing:


/s/ William F. Ledwin            Cincinnati, OH       2/5/2003
---------------------------     ----------------     ----------
[Signature]                      [City, State]         [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

                               13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     114,656,658

Form 13F Information Table Value Total:     2,989,108,448

List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

         No.               Form 13F File Number               Name
         NONE

                                                                      12/31/2002

PAGE 1 OF 5       FORM 13F

      NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.

---------------------------------------------------------------------------------------------
                                                                  Item 4:          Item 5:
               Item 1:              Item 2:       Item 3:           Fair          Shares or
           Name of Issuer          Title of        CUSIP           Market         Principal
                                     Class        Number           Value            Amount

---------------------------------------------------------------------------------------------
Ingersoll Rand Ltd                    Cl A       G4776G101      18,409,959          427,542
---------------------------------------------------------------------------------------------
Transocean Inc                        ord        G90078109      11,922,782          513,913
---------------------------------------------------------------------------------------------
Weatherford International Ltd         com        G95089101       1,948,584           48,800
---------------------------------------------------------------------------------------------
Flextronics Intl Ltd                  ord        Y2573F102       7,716,896          942,234
---------------------------------------------------------------------------------------------
AFLAC, Inc                            com        001055102         216,864            7,200
---------------------------------------------------------------------------------------------
AOL Time Warner                       com        00184A105      10,874,415          830,108
---------------------------------------------------------------------------------------------
Affiliated Computer Services         CL A        008190100       2,998,418           56,950
---------------------------------------------------------------------------------------------
Alcoa Inc.                            com        013817101      15,144,805          664,829
---------------------------------------------------------------------------------------------
Alltel Corp                           com        020039103      11,836,947          232,097
---------------------------------------------------------------------------------------------
American Intl. Group                  com        026874107         678,436           11,728
---------------------------------------------------------------------------------------------
Amgen Inc.                            com        031162100       3,517,750           72,771
---------------------------------------------------------------------------------------------
Amsouth Bancorp                       com        032165102         245,760           12,800
---------------------------------------------------------------------------------------------
Analog Devices                        com        032654105       5,771,829          241,805
---------------------------------------------------------------------------------------------
Anheuser Busch Cos. Inc.              com        035229103      21,884,237          452,152
---------------------------------------------------------------------------------------------
Apollo Group Inc                   com Cl A      037604105       1,580,722           35,926
---------------------------------------------------------------------------------------------
Applied Materials                     com        038222105       1,107,550           85,000
---------------------------------------------------------------------------------------------
Aradigm Corp.                         com        038505103          29,160           18,000
---------------------------------------------------------------------------------------------
Astrazeneca PLC                  sponsored ADR   046353108       3,719,540          106,000
---------------------------------------------------------------------------------------------
Automatic Data Processing             com        053015103         290,450            7,400
---------------------------------------------------------------------------------------------
Automatic Data Processing             com        053015103      20,920,250          533,000
---------------------------------------------------------------------------------------------
Bisys Group Inc.                      com        055472104       1,259,678           79,225
---------------------------------------------------------------------------------------------
BJ Services Co                        com        055482103       1,971,718           61,025
---------------------------------------------------------------------------------------------
BP P.L.C.                        sponsored ADR   055622104         421,215           10,362
---------------------------------------------------------------------------------------------
Bank of America Corp.                 com        060505104      24,153,869          347,188
---------------------------------------------------------------------------------------------
Bank of New York Inc.                 com        064057102       2,577,162          107,561
---------------------------------------------------------------------------------------------
Bank of New York Inc.                 com        064057102      78,037,337        3,256,984
---------------------------------------------------------------------------------------------
Banc One Corp.                        com        06423A103         302,086            8,265
---------------------------------------------------------------------------------------------
Bed Bath & Beyond                     com        075896100       2,140,860           62,000
---------------------------------------------------------------------------------------------
Bellsouth Corp                        com        079860102         665,587           25,727
---------------------------------------------------------------------------------------------
Bristol Myers Squibb                  com        110122108      15,622,037          674,818
---------------------------------------------------------------------------------------------
Broadwing Inc                         com        111620100       3,559,252        1,011,151
---------------------------------------------------------------------------------------------
Broadwing Inc                         com        111620100      28,334,258        8,049,505
---------------------------------------------------------------------------------------------
CIT Group Inc                         com        125581108       1,960,000          100,000
---------------------------------------------------------------------------------------------
CSX Corp.                             com        126408103         210,513            7,436
---------------------------------------------------------------------------------------------
COLUMN TOTALS:                                                 302,030,926       19,101,502
---------------------------------------------------------------------------------------------
CVS Corporation                       com        126650100      14,524,475          581,677
---------------------------------------------------------------------------------------------
Cadbury Schweppes                sponsored ADR   127209302         238,173            9,300
---------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                              Item 6:                                          Item 8:
                                       Investment Discretion                               Voting Authority
               Item 1:           -------------------------------     Item 7:                    Shares
           Name of Issuer         (a)     (b) Shared      (c)        Managers     ------------------------------------
                                  sole    as Defined    Shared    See Instr. V.   (a) Sole       (b)          (c)
                                         in Instr. V.    Other                                 Shared         None
----------------------------------------------------------------------------------------------------------------------
Ingersoll Rand Ltd                 X                                               427,542
----------------------------------------------------------------------------------------------------------------------
Transocean Inc                     X                                               513,913
----------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd      X                                                48,800
----------------------------------------------------------------------------------------------------------------------
Flextronics Intl Ltd               X                                               942,234
----------------------------------------------------------------------------------------------------------------------
AFLAC, Inc                         X                                                 7,200
----------------------------------------------------------------------------------------------------------------------
AOL Time Warner                    X                                               830,108
----------------------------------------------------------------------------------------------------------------------
Affiliated Computer Services       X                                                56,950
----------------------------------------------------------------------------------------------------------------------
Alcoa Inc.                         X                                               664,829
----------------------------------------------------------------------------------------------------------------------
Alltel Corp                        X                                               232,097
----------------------------------------------------------------------------------------------------------------------
American Intl. Group               X                                                11,728
----------------------------------------------------------------------------------------------------------------------
Amgen Inc.                         X                                                72,771
----------------------------------------------------------------------------------------------------------------------
Amsouth Bancorp                    X                                                12,800
----------------------------------------------------------------------------------------------------------------------
Analog Devices                     X                                               241,805
----------------------------------------------------------------------------------------------------------------------
Anheuser Busch Cos. Inc.           X                                               452,152
----------------------------------------------------------------------------------------------------------------------
Apollo Group Inc                   X                                                35,926
----------------------------------------------------------------------------------------------------------------------
Applied Materials                  X                                                85,000
----------------------------------------------------------------------------------------------------------------------
Aradigm Corp.                      X                                                18,000
----------------------------------------------------------------------------------------------------------------------
Astrazeneca PLC                    X                                               106,000
----------------------------------------------------------------------------------------------------------------------
Automatic Data Processing          X                                                 7,400
----------------------------------------------------------------------------------------------------------------------
Automatic Data Processing                      X                         1                          533,000
----------------------------------------------------------------------------------------------------------------------
Bisys Group Inc.                   X                                                79,225
----------------------------------------------------------------------------------------------------------------------
BJ Services Co                     X                                                61,025
----------------------------------------------------------------------------------------------------------------------
BP P.L.C.                          X                                                10,362
----------------------------------------------------------------------------------------------------------------------
Bank of America Corp.              X                                               347,188
----------------------------------------------------------------------------------------------------------------------
Bank of New York Inc.              X                                               107,561
----------------------------------------------------------------------------------------------------------------------
Bank of New York Inc.                          X                         1                        3,256,984
----------------------------------------------------------------------------------------------------------------------
Banc One Corp.                     X                                                 8,265
----------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond                  X                                                62,000
----------------------------------------------------------------------------------------------------------------------
Bellsouth Corp                     X                                                25,727
----------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb               X                                               674,818
----------------------------------------------------------------------------------------------------------------------
Broadwing Inc                      X                                             1,011,151
----------------------------------------------------------------------------------------------------------------------
Broadwing Inc                                  X                         1                        8,049,505
----------------------------------------------------------------------------------------------------------------------
CIT Group Inc                      X                                               100,000
----------------------------------------------------------------------------------------------------------------------
CSX Corp.                          X                                                 7,436
----------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                     -           -           -             3       7,262,013       11,839,489         -
----------------------------------------------------------------------------------------------------------------------
CVS Corporation                    X                                               581,677
----------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes                  X                                                 9,300
----------------------------------------------------------------------------------------------------------------------

                                   12/31/2002

PAGE 2 OF 5       FORM 13F

      NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.

---------------------------------------------------------------------------------------------
                                                                  Item 4:          Item 5:
               Item 1:              Item 2:       Item 3:           Fair          Shares or
           Name of Issuer          Title of        CUSIP           Market         Principal
                                     Class        Number           Value            Amount

---------------------------------------------------------------------------------------------
Cardinal Health                       com        14149Y108      15,442,234          260,893
---------------------------------------------------------------------------------------------
Caremark RX Inc                       com        141705103       1,608,344           98,975
---------------------------------------------------------------------------------------------
Caterpillar Inc Del                   com        149123101       8,585,027          187,774
---------------------------------------------------------------------------------------------
Charter One Financial                 com        160903100      19,399,487          675,235
---------------------------------------------------------------------------------------------
Checkfree Corp New                    com        162813109      12,632,790          789,500
---------------------------------------------------------------------------------------------
ChevronTexaco Corp                    com        166764100      14,654,586          220,436
---------------------------------------------------------------------------------------------
Chubb Corp                            com        171232101      12,490,207          239,276
---------------------------------------------------------------------------------------------
Cincinnati Financial Corp             com        172062101       3,239,776           86,279
---------------------------------------------------------------------------------------------
Cincinnati Financial Corp             com        172062101     192,912,637        5,137,487
---------------------------------------------------------------------------------------------
Cinergy                               com        172474108      12,423,999          368,446
---------------------------------------------------------------------------------------------
Cisco Systems Inc.                    com        17275R102       3,849,436          293,850
---------------------------------------------------------------------------------------------
Cintas Corporation                    com        172908105         234,926            5,135
---------------------------------------------------------------------------------------------
Cintas Corporation                    com        172908105      75,082,612        1,641,150
---------------------------------------------------------------------------------------------
Citigroup                             com        172967101      11,866,068          337,200
---------------------------------------------------------------------------------------------
Coca-Cola Co                          com        191216100         626,912           14,300
---------------------------------------------------------------------------------------------
Colgate Palmolive                     com        194162103       2,369,837           45,200
---------------------------------------------------------------------------------------------
Comerica                              com        200340107      14,142,507          327,070
---------------------------------------------------------------------------------------------
Conagra Inc                           com        205887102         805,322           32,200
---------------------------------------------------------------------------------------------
ConocoPhillips                        com        20825C104      18,527,728          382,883
---------------------------------------------------------------------------------------------
Convergys Corporation                 com        212485106         559,035           36,900
---------------------------------------------------------------------------------------------
Convergys Corporation                 com        212485106     112,287,134        7,411,692
---------------------------------------------------------------------------------------------
DTE Energy Co.                        com        233331107       2,041,600           44,000
---------------------------------------------------------------------------------------------
Darden Restaurants                    com        237194105       1,100,210           53,800
---------------------------------------------------------------------------------------------
Dell Computer Corp.                   com        247025109       2,106,444           78,775
---------------------------------------------------------------------------------------------
Diageo P.L.C.                    spons ADR New   25243Q205         245,280            5,600
---------------------------------------------------------------------------------------------
Dominion Resources Inc/VA New         com        25746U109      17,888,396          325,836
---------------------------------------------------------------------------------------------
Dow Chemical                          com        260543103         216,305            7,283
---------------------------------------------------------------------------------------------
Du Pont de Nemours Co.                com        263534109      19,053,034          449,364
---------------------------------------------------------------------------------------------
Emerson Electric                      com        291011104         901,316           17,725
---------------------------------------------------------------------------------------------
Equity Office Properties Tr           com        294741103         264,788           10,600
---------------------------------------------------------------------------------------------
Exxon Mobil Corporation               com        30231G102      14,328,581          410,091
---------------------------------------------------------------------------------------------
Federal Home Loan Mtg. Corp.          com        313400301      23,526,329          398,414
---------------------------------------------------------------------------------------------
COLUMN TOTALS:                                                 630,175,535       20,984,346
---------------------------------------------------------------------------------------------
Federal Natl Mtg Assoc.               com        313586109      10,453,046          162,491
---------------------------------------------------------------------------------------------
Federated Dept Stores Inc Del         com        31410H101      11,198,741          389,386
---------------------------------------------------------------------------------------------
Fifth Third Bancorp                   com        316773100      10,888,192          185,964
---------------------------------------------------------------------------------------------
Fifth Third Bancorp                   com        316773100   1,206,554,381       20,607,248
---------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                              Item 6:                                          Item 8:
                                       Investment Discretion                               Voting Authority
               Item 1:            -----------------------------       Item 7:                   Shares
           Name of Issuer         (a)     (b) Shared      (c)        Managers     ------------------------------------
                                  sole    as Defined    Shared    See Instr. V.   (a) Sole       (b)          (c)
                                         in Instr. V.    Other                                 Shared         None
----------------------------------------------------------------------------------------------------------------------
Cardinal Health                    X                                               260,893
----------------------------------------------------------------------------------------------------------------------
Caremark RX Inc                    X                                                98,975
----------------------------------------------------------------------------------------------------------------------
Caterpillar Inc Del                X                                               187,774
----------------------------------------------------------------------------------------------------------------------
Charter One Financial              X                                               675,235
----------------------------------------------------------------------------------------------------------------------
Checkfree Corp New                             X                         1                          789,500
----------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp                 X                                               220,436
----------------------------------------------------------------------------------------------------------------------
Chubb Corp                         X                                               239,276
----------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp          X                                                86,279
----------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp                      X                         1                        5,137,487
----------------------------------------------------------------------------------------------------------------------
Cinergy                            X                                               368,446
----------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc.                 X                                               293,850
----------------------------------------------------------------------------------------------------------------------
Cintas Corporation                 X                                                 5,135
----------------------------------------------------------------------------------------------------------------------
Cintas Corporation                             X                         1                        1,641,150
----------------------------------------------------------------------------------------------------------------------
Citigroup                          X                                               337,200
----------------------------------------------------------------------------------------------------------------------
Coca-Cola Co                       X                                                14,300
----------------------------------------------------------------------------------------------------------------------
Colgate Palmolive                  X                                                45,200
----------------------------------------------------------------------------------------------------------------------
Comerica                           X                                               327,070
----------------------------------------------------------------------------------------------------------------------
Conagra Inc                        X                                                32,200
----------------------------------------------------------------------------------------------------------------------
ConocoPhillips                     X                                               382,883
----------------------------------------------------------------------------------------------------------------------
Convergys Corporation              X                                                36,900
----------------------------------------------------------------------------------------------------------------------
Convergys Corporation                          X                         1                        7,411,692
----------------------------------------------------------------------------------------------------------------------
DTE Energy Co.                     X                                                44,000
----------------------------------------------------------------------------------------------------------------------
Darden Restaurants                 X                                                53,800
----------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.                X                                                78,775
----------------------------------------------------------------------------------------------------------------------
Diageo P.L.C.                      X                                                 5,600
----------------------------------------------------------------------------------------------------------------------
Dominion Resources Inc/VA New      X                                               325,836
----------------------------------------------------------------------------------------------------------------------
Dow Chemical                       X                                                 7,283
----------------------------------------------------------------------------------------------------------------------
Du Pont de Nemours Co.             X                                               449,364
----------------------------------------------------------------------------------------------------------------------
Emerson Electric                   X                                                17,725
----------------------------------------------------------------------------------------------------------------------
Equity Office Properties Tr        X                                                10,600
----------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corporation            X                                               410,091
----------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mtg. Corp.       X                                               398,414
----------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                     -           -           -             4       6,004,517       14,979,829         -
----------------------------------------------------------------------------------------------------------------------
Federal Natl Mtg Assoc.            X                                               162,491
----------------------------------------------------------------------------------------------------------------------
Federated Dept Stores Inc Del      X                                               389,386
----------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                X                                               185,964
----------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                            X                         1                       20,607,248
----------------------------------------------------------------------------------------------------------------------

                                                                      12/31/2002

PAGE 3 OF 5       FORM 13F

      NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.

---------------------------------------------------------------------------------------------
                                                                  Item 4:          Item 5:
               Item 1:              Item 2:       Item 3:           Fair          Shares or
           Name of Issuer          Title of        CUSIP           Market         Principal
                                     Class        Number           Value            Amount

---------------------------------------------------------------------------------------------
First Data Corp                       com        319963104       1,511,122           42,675
---------------------------------------------------------------------------------------------
Firstmerit Corp.                      com        337915102         227,430           10,500
---------------------------------------------------------------------------------------------
First Virginia Banks Inc              com        337477103         251,303            6,750
---------------------------------------------------------------------------------------------
Gannett Co.                           com        364730101         287,200            4,000
---------------------------------------------------------------------------------------------
General Electric Co.                  com        369604103      11,932,292          490,027
---------------------------------------------------------------------------------------------
Genesis Health Venture Inc N          com        37183F107       3,270,811          211,703
---------------------------------------------------------------------------------------------
GlaxoSmithKline P.L.C.           sponsored ADR   37733W105         265,367            7,084
---------------------------------------------------------------------------------------------
Great Plains Energy Inc               com        391164100       2,585,440          113,000
---------------------------------------------------------------------------------------------
Gric Communications Inc               com        398081109          25,794           10,401
---------------------------------------------------------------------------------------------
Guidant Corp                          com        401698105       7,501,764          243,169
---------------------------------------------------------------------------------------------
Harley Davidson Inc                   com        412822108       1,988,910           43,050
---------------------------------------------------------------------------------------------
Health Management Assoc. New         CL A        421933102      12,596,123          703,694
---------------------------------------------------------------------------------------------
Hewlett Packard                       com        428236103      26,359,893        1,518,427
---------------------------------------------------------------------------------------------
Hilton Hotel 5% 5/15/06 CV        Note 5% 5/1    432848AL3       2,872,500        3,000,000
---------------------------------------------------------------------------------------------
Home Depot, Inc.                      com        437076102      18,060,828          751,921
---------------------------------------------------------------------------------------------
Honeywell International               com        438516106       5,548,992          231,208
---------------------------------------------------------------------------------------------
Huntington Bancshares Inc             com        446150104         235,746           12,600
---------------------------------------------------------------------------------------------
Illinois Tool Works                   com        452308109         706,974           10,900
---------------------------------------------------------------------------------------------
Intel Corp.                           com        458140100      10,039,883          644,807
---------------------------------------------------------------------------------------------
Int'l. Business Machines              com        459200101       8,856,063          114,275
---------------------------------------------------------------------------------------------
Intuit Inc                            com        461202103       1,270,359           27,075
---------------------------------------------------------------------------------------------
iShares Russell Midcap Index       Index Fd      464287499         851,025           17,500
---------------------------------------------------------------------------------------------
iShares Russell 2000               Index Fd      464287655         758,100           10,000
---------------------------------------------------------------------------------------------
iShares Cohen & Steers Realty      Index Fd      464287564         489,300            6,000
---------------------------------------------------------------------------------------------
J P Morgan Chase & Co                 com        46625H100       9,393,456          391,394
---------------------------------------------------------------------------------------------
Jefferson Pilot Corp.                 com        475070108         282,014            7,400
---------------------------------------------------------------------------------------------
Johnson & Johnson                     com        478160104       4,341,111           80,825
---------------------------------------------------------------------------------------------
Keycorp New                           com        493267108         206,148            8,200
---------------------------------------------------------------------------------------------
Kimberly Clark                        com        494368103      22,064,958          464,819
---------------------------------------------------------------------------------------------
Kohls Corp                            com        500255104       2,348,501           41,975
---------------------------------------------------------------------------------------------
COLUMN TOTALS:                                               1,396,223,767       30,570,468
---------------------------------------------------------------------------------------------
LSI Logic Corp                        com        502161102       5,531,093          958,595
---------------------------------------------------------------------------------------------
Lanvision Systems                     com        516555109          99,400           35,000
---------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc          com        524908100      12,138,982          227,791
---------------------------------------------------------------------------------------------
Lexmark Intl New                     CL A        529771107      26,632,887          440,213
---------------------------------------------------------------------------------------------
Liberty Media Corp                 com Ser A     530718105          89,945           10,061
---------------------------------------------------------------------------------------------
Eli Lily                              com        532457108       3,387,408           53,345
---------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                              Item 6:                                          Item 8:
                                       Investment Discretion                               Voting Authority
               Item 1:            -----------------------------       Item 7:                   Shares
           Name of Issuer         (a)     (b) Shared      (c)        Managers     ------------------------------------
                                  sole    as Defined    Shared    See Instr. V.   (a) Sole       (b)          (c)
                                         in Instr. V.    Other                                 Shared         None
----------------------------------------------------------------------------------------------------------------------
First Data Corp                    X                                                42,675
----------------------------------------------------------------------------------------------------------------------
Firstmerit Corp.                   X                                                10,500
----------------------------------------------------------------------------------------------------------------------
First Virginia Banks Inc           X                                                 6,750
----------------------------------------------------------------------------------------------------------------------
Gannett Co.                        X                                                 4,000
----------------------------------------------------------------------------------------------------------------------
General Electric Co.               X                                               490,027
----------------------------------------------------------------------------------------------------------------------
Genesis Health Venture Inc N       X                                               211,703
----------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline P.L.C.             X                                                 7,084
----------------------------------------------------------------------------------------------------------------------
Great Plains Energy Inc            X                                               113,000
----------------------------------------------------------------------------------------------------------------------
Gric Communications Inc            X                                                10,401
----------------------------------------------------------------------------------------------------------------------
Guidant Corp                       X                                               243,169
----------------------------------------------------------------------------------------------------------------------
Harley Davidson Inc                X                                                43,050
----------------------------------------------------------------------------------------------------------------------
Health Management Assoc. New       X                                               703,694
----------------------------------------------------------------------------------------------------------------------
Hewlett Packard                    X                                             1,518,427
----------------------------------------------------------------------------------------------------------------------
Hilton Hotel 5% 5/15/06 CV         X                                             3,000,000
----------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                   X                                               751,921
----------------------------------------------------------------------------------------------------------------------
Honeywell International            X                                               231,208
----------------------------------------------------------------------------------------------------------------------
Huntington Bancshares Inc          X                                                12,600
----------------------------------------------------------------------------------------------------------------------
Illinois Tool Works                X                                                10,900
----------------------------------------------------------------------------------------------------------------------
Intel Corp.                        X                                               644,807
----------------------------------------------------------------------------------------------------------------------
Int'l. Business Machines           X                                               114,275
----------------------------------------------------------------------------------------------------------------------
Intuit Inc                         X                                                27,075
----------------------------------------------------------------------------------------------------------------------
iShares Russell Midcap Index       X                                                17,500
----------------------------------------------------------------------------------------------------------------------
iShares Russell 2000               X                                                10,000
----------------------------------------------------------------------------------------------------------------------
iShares Cohen & Steers Realty      X                                                 6,000
----------------------------------------------------------------------------------------------------------------------
J P Morgan Chase & Co              X                                               391,394
----------------------------------------------------------------------------------------------------------------------
Jefferson Pilot Corp.              X                                                 7,400
----------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                  X                                                80,825
----------------------------------------------------------------------------------------------------------------------
Keycorp New                        X                                                 8,200
----------------------------------------------------------------------------------------------------------------------
Kimberly Clark                     X                                               464,819
----------------------------------------------------------------------------------------------------------------------
Kohls Corp                         X                                                41,975
----------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                     -           -           -             1       9,963,220       20,607,248         -
----------------------------------------------------------------------------------------------------------------------
LSI Logic Corp                     X                                               958,595
----------------------------------------------------------------------------------------------------------------------
Lanvision Systems                  X                                                35,000
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc       X                                               227,791
----------------------------------------------------------------------------------------------------------------------
Lexmark Intl New                   X                                               440,213
----------------------------------------------------------------------------------------------------------------------
Liberty Media Corp                 X                                                10,061
----------------------------------------------------------------------------------------------------------------------
Eli Lily                           X                                                53,345
----------------------------------------------------------------------------------------------------------------------

                                                                      12/31/2002

PAGE 4 OF 5       FORM 13F

      NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.

---------------------------------------------------------------------------------------------
                                                                  Item 4:          Item 5:
               Item 1:              Item 2:       Item 3:           Fair          Shares or
           Name of Issuer          Title of        CUSIP           Market         Principal
                                     Class        Number           Value            Amount

---------------------------------------------------------------------------------------------
Lincoln National Corp.                com        534187109       8,336,899          263,993
---------------------------------------------------------------------------------------------
Lowes Co. Inc.                        com        548661107       2,524,500           67,320
---------------------------------------------------------------------------------------------
Luxottica Grp SPA                sponsored adr   55068R202         374,010           27,400
---------------------------------------------------------------------------------------------
Magna International                  CL A        559222401      18,697,950          333,000
---------------------------------------------------------------------------------------------
Masco Corp                            com        574599106      19,982,071          949,267
---------------------------------------------------------------------------------------------
McCormick & Co. Inc               com non vtg    579780206         468,060           20,175
---------------------------------------------------------------------------------------------
McDonalds Corporation                 com        580135101      18,529,113        1,152,308
---------------------------------------------------------------------------------------------
Medtronic, Inc.                       com        585055106       3,855,480           84,550
---------------------------------------------------------------------------------------------
Merck & Co., Inc.                     com        589331107         560,439            9,900
---------------------------------------------------------------------------------------------
Microsoft Corp.                       com        594918104       5,192,490          100,435
---------------------------------------------------------------------------------------------
National Equipment Services           com        635847106          34,800          116,000
---------------------------------------------------------------------------------------------
Newell Rubbermaid Inc                 com        651229106         230,508            7,600
---------------------------------------------------------------------------------------------
Nisource Inc                          com        65473P105       2,817,020          140,851
---------------------------------------------------------------------------------------------
Nortel Networks Corp                  com        656568102          61,663           38,300
---------------------------------------------------------------------------------------------
North Fork Bancorp                    com        659424105         241,241            7,150
---------------------------------------------------------------------------------------------
Northwestern Corp                     com        668074107       1,412,240          278,000
---------------------------------------------------------------------------------------------
Ohio Casualty                         com        677240103      18,355,330        1,417,400
---------------------------------------------------------------------------------------------
Omnicare Inc 5% 12/1/07          SDCV 5% 12/0    681904AD0      14,716,363       15,430,000
---------------------------------------------------------------------------------------------
PNC Financial Svcs Group              com        693475105         492,493           11,754
---------------------------------------------------------------------------------------------
PPG Industries Inc                    com        693506107         265,795            5,300
---------------------------------------------------------------------------------------------
PepsiCo, Inc.                         com        713448108       2,825,785           66,930
---------------------------------------------------------------------------------------------
Pfizer Inc.                           com        717081103      23,910,173          782,145
---------------------------------------------------------------------------------------------
Philip Morris Companies Inc           com        718154107         443,601           10,945
---------------------------------------------------------------------------------------------
Piedmont Natural Gas Co               com        720186105         250,985            7,100
---------------------------------------------------------------------------------------------
Pinnacle West Cap Corp                com        723484101         262,493            7,700
---------------------------------------------------------------------------------------------
Pitney Bowes Inc.                     com        724479100         254,748            7,800
---------------------------------------------------------------------------------------------
Procter & Gamble                      com        742718109       4,437,941           51,640
---------------------------------------------------------------------------------------------
Progress Energy                       com        743263105         277,440            6,400
---------------------------------------------------------------------------------------------
COLUMN TOTALS:                                                 197,691,346       23,126,368
---------------------------------------------------------------------------------------------
Puget Energy Inc New                  com        745310102       1,984,500           90,000
---------------------------------------------------------------------------------------------
QLogic Corp                           com        747277101       1,415,773           41,025
---------------------------------------------------------------------------------------------
RPM International Inc                 com        749685103         241,424           15,800
---------------------------------------------------------------------------------------------
SBC Communications Inc                com        78387G103      10,864,278          400,748
---------------------------------------------------------------------------------------------
SEI Investments Co                    com        784117103       2,031,705           74,750
---------------------------------------------------------------------------------------------
SLM Corporation                       com        78442P106       3,544,638           34,129
---------------------------------------------------------------------------------------------
Sara Lee Corp.                        com        803111103         504,224           22,400
---------------------------------------------------------------------------------------------
Schlumberger Ltd.                     com        806857108       1,195,356           28,400
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                             Item 6:                                          Item 8:
                                      Investment Discretion                               Voting Authority
               Item 1:           ----------------------------        Item 7:                   Shares
           Name of Issuer        (a)     (b) Shared      (c)        Managers     ------------------------------------
                                 sole    as Defined    Shared    See Instr. V.   (a) Sole       (b)          (c)
                                        in Instr. V.    Other                                 Shared         None
---------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.            X                                               263,993
---------------------------------------------------------------------------------------------------------------------
Lowes Co. Inc.                    X                                                67,320
---------------------------------------------------------------------------------------------------------------------
Luxottica Grp SPA                 X                                                27,400
---------------------------------------------------------------------------------------------------------------------
Magna International               X                                               333,000
---------------------------------------------------------------------------------------------------------------------
Masco Corp                        X                                               949,267
---------------------------------------------------------------------------------------------------------------------
McCormick & Co. Inc               X                                                20,175
---------------------------------------------------------------------------------------------------------------------
McDonalds Corporation             X                                             1,152,308
---------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                   X                                                84,550
---------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                 X                                                 9,900
---------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                   X                                               100,435
---------------------------------------------------------------------------------------------------------------------
National Equipment Services       X                                               116,000
---------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid Inc             X                                                 7,600
---------------------------------------------------------------------------------------------------------------------
Nisource Inc                      X                                               140,851
---------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp              X                                                38,300
---------------------------------------------------------------------------------------------------------------------
North Fork Bancorp                X                                                 7,150
---------------------------------------------------------------------------------------------------------------------
Northwestern Corp                 X                                               278,000
---------------------------------------------------------------------------------------------------------------------
Ohio Casualty                                X                         1                         1,417,400
---------------------------------------------------------------------------------------------------------------------
Omnicare Inc 5% 12/1/07           X                                            15,430,000
---------------------------------------------------------------------------------------------------------------------
PNC Financial Svcs Group          X                                                11,754
---------------------------------------------------------------------------------------------------------------------
PPG Industries Inc                X                                                 5,300
---------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                     X                                                66,930
---------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                       X                                               782,145
---------------------------------------------------------------------------------------------------------------------
Philip Morris Companies Inc       X                                                10,945
---------------------------------------------------------------------------------------------------------------------
Piedmont Natural Gas Co           X                                                 7,100
---------------------------------------------------------------------------------------------------------------------
Pinnacle West Cap Corp            X                                                 7,700
---------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc.                 X                                                 7,800
---------------------------------------------------------------------------------------------------------------------
Procter & Gamble                  X                                                51,640
---------------------------------------------------------------------------------------------------------------------
Progress Energy                   X                                                 6,400
---------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                    -           -           -             1      21,708,968        1,417,400         -
---------------------------------------------------------------------------------------------------------------------
Puget Energy Inc New              X                                                90,000
---------------------------------------------------------------------------------------------------------------------
QLogic Corp                       X                                                41,025
---------------------------------------------------------------------------------------------------------------------
RPM International Inc             X                                                15,800
---------------------------------------------------------------------------------------------------------------------
SBC Communications Inc            X                                               400,748
---------------------------------------------------------------------------------------------------------------------
SEI Investments Co                X                                                74,750
---------------------------------------------------------------------------------------------------------------------
SLM Corporation                   X                                                34,129
---------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                    X                                                22,400
---------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                 X                                                28,400
---------------------------------------------------------------------------------------------------------------------

                                                                      12/31/2002

PAGE 5 OF 5       FORM 13F

      NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.

---------------------------------------------------------------------------------------------
                                                                  Item 4:          Item 5:
               Item 1:              Item 2:       Item 3:           Fair          Shares or
           Name of Issuer          Title of        CUSIP           Market         Principal
                                     Class        Number           Value            Amount

---------------------------------------------------------------------------------------------
Selectica Inc                         com        816288104          89,100           33,000
---------------------------------------------------------------------------------------------
J M. Smucker Co.                    com new      832696405         257,770            6,475
---------------------------------------------------------------------------------------------
Sprint  Corp                      com FON Grp    852061100         752,960           52,000
---------------------------------------------------------------------------------------------
Staples Inc                           com        855030102       1,417,664           77,468
---------------------------------------------------------------------------------------------
Stifel Financial Corp                 com        860630102      11,360,706        1,019,812
---------------------------------------------------------------------------------------------
Sun MicroSystems                      com        866810104         158,610           51,000
---------------------------------------------------------------------------------------------
Sungard Data Systems                  com        867363103       2,805,407          119,075
---------------------------------------------------------------------------------------------
Suntrust Bank                         com        867914103         239,064            4,200
---------------------------------------------------------------------------------------------
Synovus Financial Corp                com        87161C105         230,860           11,900
---------------------------------------------------------------------------------------------
Tenet Healthcare                      com        88033G100       1,162,760           70,900
---------------------------------------------------------------------------------------------
Textron Financial Inc                 com        883203101         245,043            5,700
---------------------------------------------------------------------------------------------
3M Company                            com        88579Y101       2,035,684           16,510
---------------------------------------------------------------------------------------------
Tyco International Ltd New            com        902124106      12,726,957          745,138
---------------------------------------------------------------------------------------------
US Bancorp. Del                     com new      902973304      16,059,232          756,797
---------------------------------------------------------------------------------------------
US Bancorp. Del                     com new      902973304     330,197,417       15,560,670
---------------------------------------------------------------------------------------------
UnionBancorp, Inc.                    com        908908106         504,828           33,300
---------------------------------------------------------------------------------------------
United Parcel Service                 com        911312106         251,374            3,985
---------------------------------------------------------------------------------------------
U S Freightways Corp                  com        916906100       7,981,518          277,618
---------------------------------------------------------------------------------------------
Vectren Corporation                   com        92240G101         206,977            8,999
---------------------------------------------------------------------------------------------
Veritas Software Co                   com        923436109       1,228,123           78,625
---------------------------------------------------------------------------------------------
Verizon Communications                com        92343V104      14,216,988          366,890
---------------------------------------------------------------------------------------------
Viacom Inc.                          CL A        925524100       2,245,570           55,025
---------------------------------------------------------------------------------------------
Wachovia Corp. 2nd New                com        929903102         349,824            9,600
---------------------------------------------------------------------------------------------
Wal-Mart Stores Inc                   com        931142103       4,510,391           89,297
---------------------------------------------------------------------------------------------
Walgreen Co                           com        931422109         257,602            8,825
---------------------------------------------------------------------------------------------
Washington Mutual Inc.                com        939322103         600,822           17,400
---------------------------------------------------------------------------------------------
COLUMN TOTALS:                                                 433,875,149       20,187,461
---------------------------------------------------------------------------------------------
Wellpoint Health Network New          com        94973H108      14,722,577          206,894
---------------------------------------------------------------------------------------------
Whole Foods Market Inc                com        966837106         971,550           18,425
---------------------------------------------------------------------------------------------
Williams Cos Inc Del                  com        969457100         104,760           38,800
---------------------------------------------------------------------------------------------
Wiltel Communications Inc             com        972487102       1,815,517          114,979
---------------------------------------------------------------------------------------------
Wyeth                                 com        983024100      11,497,321          307,415
---------------------------------------------------------------------------------------------
Column Totals:                                                  29,111,725          686,513
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Grand Total:                                                 2,989,108,448      114,656,658
=============================================================================================

----------------------------------------------------------------------------------------------------------------------
                                              Item 6:                                          Item 8:
                                       Investment Discretion                               Voting Authority
               Item 1:            ----------------------------       Item 7:                    Shares
           Name of Issuer         (a)     (b) Shared      (c)        Managers     ------------------------------------
                                  sole    as Defined    Shared    See Instr. V.   (a) Sole       (b)          (c)
                                         in Instr. V.    Other                                 Shared         None
----------------------------------------------------------------------------------------------------------------------
Selectica Inc                      X                                                33,000
----------------------------------------------------------------------------------------------------------------------
J M. Smucker Co.                   X                                                 6,475
----------------------------------------------------------------------------------------------------------------------
Sprint  Corp                       X                                                52,000
----------------------------------------------------------------------------------------------------------------------
Staples Inc                        X                                                77,468
----------------------------------------------------------------------------------------------------------------------
Stifel Financial Corp                          X                         1                        1,019,812
----------------------------------------------------------------------------------------------------------------------
Sun MicroSystems                   X                                                51,000
----------------------------------------------------------------------------------------------------------------------
Sungard Data Systems               X                                               119,075
----------------------------------------------------------------------------------------------------------------------
Suntrust Bank                      X                                                 4,200
----------------------------------------------------------------------------------------------------------------------
Synovus Financial Corp             X                                                11,900
----------------------------------------------------------------------------------------------------------------------
Tenet Healthcare                   X                                                70,900
----------------------------------------------------------------------------------------------------------------------
Textron Financial Inc              X                                                 5,700
----------------------------------------------------------------------------------------------------------------------
3M Company                         X                                                16,510
----------------------------------------------------------------------------------------------------------------------
Tyco International Ltd New         X                                               745,138
----------------------------------------------------------------------------------------------------------------------
US Bancorp. Del                    X                                               756,797
----------------------------------------------------------------------------------------------------------------------
US Bancorp. Del                                X                         1                       15,560,670
----------------------------------------------------------------------------------------------------------------------
UnionBancorp, Inc.                 X                                                33,300
----------------------------------------------------------------------------------------------------------------------
United Parcel Service              X                                                 3,985
----------------------------------------------------------------------------------------------------------------------
U S Freightways Corp               X                                               277,618
----------------------------------------------------------------------------------------------------------------------
Vectren Corporation                X                                                 8,999
----------------------------------------------------------------------------------------------------------------------
Veritas Software Co                X                                                78,625
----------------------------------------------------------------------------------------------------------------------
Verizon Communications             X                                               366,890
----------------------------------------------------------------------------------------------------------------------
Viacom Inc.                        X                                                55,025
----------------------------------------------------------------------------------------------------------------------
Wachovia Corp. 2nd New             X                                                 9,600
----------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc                X                                                89,297
----------------------------------------------------------------------------------------------------------------------
Walgreen Co                        X                                                 8,825
----------------------------------------------------------------------------------------------------------------------
Washington Mutual Inc.             X                                                17,400
----------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                     -           -           -             2       3,606,979       16,580,482         -
----------------------------------------------------------------------------------------------------------------------
Wellpoint Health Network New       X                                               206,894
----------------------------------------------------------------------------------------------------------------------
Whole Foods Market Inc             X                                                18,425
----------------------------------------------------------------------------------------------------------------------
Williams Cos Inc Del               X                                                38,800
----------------------------------------------------------------------------------------------------------------------
Wiltel Communications Inc          X                                               114,979
----------------------------------------------------------------------------------------------------------------------
Wyeth                              X                                               307,415
----------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                     -           -           -             -         686,513                -         -
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
GRAND TOTAL:                       -           -           -            11      49,232,210       65,424,448         -
======================================================================================================================